Property, Plant and Equipment - Summary of Property Plant and Equipment by Class of Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 176,650	$ 175,470
Additions	5,554	12,231
Additions to / review of estimates of decommissioning costs	25	4,503
Capitalized borrowing costs	986	1,972
Write-offs	(188)	(600)
Transfers	590	(940)
Depreciation, amortization and depletion	(6,390)	(13,123)
Impairment recognition	(39)	(2,542)
Impairment reversal		1,740
Cumulative translation adjustment	(20,156)	(2,061)
Closing Balance	157,032	176,650
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	267,529
Closing Balance	241,766	267,529
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(90,879)
Closing Balance	$ (84,734)	(90,879)
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	40 years
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	25 years
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	50 years
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	20 years
Exploration and production assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	3 years
Exploration and production assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	31 years
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,665	6,982
Additions	2	2
Write-offs	(44)	(14)
Transfers	234	316
Depreciation, amortization and depletion	(222)	(437)
Impairment recognition		(145)
Impairment reversal		52
Cumulative translation adjustment	(924)	(91)
Closing Balance	5,711	6,665
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,914
Closing Balance	8,674	9,914
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,249)
Closing Balance	(2,963)	(3,249)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,002	78,724
Additions	625	1,167
Write-offs	(8)	(6)
Transfers	1,618	3,296
Depreciation, amortization and depletion	(3,265)	(7,320)
Impairment recognition	(1)	(937)
Impairment reversal		831
Cumulative translation adjustment	(7,299)	(753)
Closing Balance	66,672	75,002
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	128,603
Closing Balance	117,406	128,603
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53,601)
Closing Balance	(50,734)	(53,601)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,521	38,569
Additions	4,924	11,031
Capitalized borrowing costs	986	1,972
Write-offs	(130)	(545)
Transfers	(5,140)	(7,631)
Impairment recognition	(38)	(568)
Impairment reversal		165
Cumulative translation adjustment	(4,623)	(472)
Closing Balance	38,500	42,521
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,521
Closing Balance	38,500	42,521
Exploration and development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,462	51,195
Additions	3	31
Additions to / review of estimates of decommissioning costs	25	4,503
Write-offs	(6)	(35)
Transfers	3,878	3,079
Depreciation, amortization and depletion	(2,903)	(5,366)
Impairment recognition		(892)
Impairment reversal		692
Cumulative translation adjustment	(7,310)	(745)
Closing Balance	46,149	52,462
Exploration and development costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,491
Closing Balance	77,186	86,491
Exploration and development costs [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34,029)
Closing Balance	$ (31,037)	$ (34,029)